Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 10,699,679	$ 17,756,742
Restricted cash (note 5)	1,250,000	1,050,000
Accounts receivable, net (note 19(b))	10,997,389	10,708,062
Prepaid expenses and other	1,912,357	1,150,675
Total current assets	24,859,425	30,665,479
Property, plant and equipment (note 6)	1,925,056	1,691,336
Intangible assets (note 7 (a))	9,589,399	5,744,399
Goodwill (note 5, note 7 (b))	6,750,107	3,707,650
Right-of-use assets (note 8)	29,519,706	26,791,544
Total assets	72,643,693	68,600,408
Current liabilities:
Accounts payable and accrued liabilities (note 9)	9,770,640	9,523,809
Current portion of loans payable (note 10(a))	513,992	1,106,654
Current portion of deferred grant income (note 11)		176,746
Current portion of lease liabilities (note 8)	6,557,690	5,169,478
Other payables (note 12)	348,187	250,891
Non-controlling interest loans (note 10(b))	85,214	77,137
Deferred and contingent consideration (note 13)	1,250,000	11,369,429
Total current liabilities	18,525,723	27,674,144
Loans payable (note 10(a))	13,052,641	15,098,560
Deferred grant income (note 11)		200,567
Lease liabilities (note 8)	24,475,997	22,743,395
Total liabilities	56,054,361	65,716,666
Shareholders' equity:
Common shares (note 14)	98,408,917	60,129,642
Contributed surplus (note 15)	4,204,280	3,348,636
Deficit	(85,285,760)	(60,201,976)
Total shareholder's equity excluding non-controlling interest	17,327,437	3,276,302
Non-controlling interest (note 23)	(738,105)	(392,560)
Total shareholders' equity	16,589,332	2,883,742
Basis of preparation and going concern (note 2)
Contingencies (note 16)
Total liabilities and shareholders' equity	$ 72,643,693	$ 68,600,408